UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2019

American Customer Satisfaction ETF
Ticker: ACSI

Brand Value ETF
Ticker: BVAL

Reverse Cap Weighted U.S. Large Cap ETF
Ticker: RVRS

Beginning on February 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a brokerdealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exponential ETFs

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited)

The American Customer Satisfaction ETF

The American Customer Satisfaction ETF (“ACSI” or the “Fund”) tracks the American Customer Satisfaction Investible Index (“ACSII” or the “Index”). The Fund, via its index, utilizes proprietary customer satisfaction data to invest in companies with above average customer satisfaction scores within their respective industries. The strategy utilizes customer satisfaction metrics for over 350 brands, representing over 150 large capitalization securities for potential inclusion in the Index. Sector constraints are applied at the time of Index rebalance with the intention of providing a diversified portfolio across all US sectors. All equity securities within the Index are listed on a major US stock exchange and measured by the American Customer Satisfaction Index LLC. The information presented in this report relates to the six-month period ended March 31, 2019 (the “Current Fiscal Period”).

The Advisor believes that companies who possess higher satisfaction among their customers have higher cash flows, higher profitability, and higher relative stock appreciation over the long term. The source of this data – The American Customer Satisfaction Index – is recognized as a world leader in the measurement and analysis of customer satisfaction. It is the only national cross-industry measure of customer satisfaction in the United States.

For the Current Fiscal Period, ACSI generated a total return of -2.56% (NAV) and -2.67% (Market). This compares to the -2.25% total return of its Index, and the -1.72% total return of the benchmark, the S&P 500, for the same period.

From a sector perspective, Utility, Consumer Staples, and Real Estate were the leading contributors while Industrials, Information Technology and Financials were the leading detractors.

Reviewing individual stocks, leading contributors included New York Times, Keurig Dr Pepper, and CenterPoint Energy, most of which had the highest customer satisfaction scores in their aggregate industries. Conversely, leading detractors included Amazon, Vonage and Humana.

Brand Value ETF

The Brand Value ETF (“BVAL” or the “Fund”) tracks the EQM Brand Value Index (“BVAL Index” or the “Index”). By tracking the BVAL Index, the Brand Value ETF seeks to identify companies worthy of investment that exhibit a discount of brand and intangible asset value relative to market cap, as well as show operational efficiencies. The strategy uses a rules-based methodology designed to show that brands and intangible assets are key in identifying undervalued companies in the U.S.

For the Current Fiscal Period, BVAL generated a total return of -1.83% (NAV) and -1.93% (Market). This compares to the -0.84% total return of its Index, and the -1.72% total return of the benchmark, the S&P 500, for the same period.

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited) (Continued)

Leading contributors to Fund performance include the Consumer Staples, Communication services, and Energy sectors. From an individual stock perspective, Starbucks, Procter & Gamble, General Mills, McDonald’s, and Intel were the top contributors.

Leading detractors to Fund performance include the Financials, Information Technology, and Consumer Discretionary. From an individual stock perspective, The Kraft Heinz, Macy’s, HP, Bristol-Myers Squibb, and General Dynamics were the top detractors.

Reverse Cap Weighted U.S. Large Cap ETF

The Reverse Cap Weighted U.S. Large Cap ETF (“RVRS” or the “Fund”) tracks the Reverse Cap Weighted US Large Cap Index (“REVERSE” or the “Index”). The Fund, via its index, provides exposure to the companies in the S&P 500 index. However, while traditional market cap weighted indexes such as the S&P 500 weight companies inside the index by their relative market capitalization, RVRS does the opposite, weighting companies by the inverse of their relative market cap. By investing smallest-to-biggest, the Fund tilts investment exposure to the smaller end of the market cap spectrum within the large cap space.

For the Current Fiscal Period, RVRS generated a total return of -1.15% (NAV) and -1.24% (Market). This compares to the -0.97% total return of the Index, and the -1.72% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Utilities, Real Estate, and Consumer Staples sectors. From an individual stock perspective, Coty, SCANA, Chipotle, Xerox and Dentsply Sirona were the top contributors.

Leading detractors to Fund performance include the Energy, Industrials, and Financials sectors. From an individual stock perspective, PG&E, Newfield Exploration, Nektar Therapeutics, Stericycle and Fluor were the top detractors.

Must be preceded or accompanied by a prospectus.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Funds’ holdings, please refer to the Schedules of Investments in this report.

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited) (Continued)

perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors.

American Customer Satisfaction Investable Index is an objective, rules-based methodology to measure the performance of (i) large capitalization U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”) and (ii) U.S. sector-specific exchange-traded funds (“ETFs”) used by the Index to supplement its exposure to sectors for which there are too few ACSI Companies to achieve the target sector weights at the time of each rebalance. The Index is sector-weighted to reflect the overall U.S. large cap market, and security-weighted based on the Customer Satisfaction Data. You cannot invest directly in an index.

The S&P 500 Index is a widely recognized capitalization-weighted Index of 500 common stock prices in U.S. companies.

Cash flow is the total amount of money being transferred into and out of a business, especially as affecting liquidity.

The EQM Brand Value Index has a proprietary method of analyzing unrealized value to identify companies whose share value has not been fully recognized by the U.S. markets. The index is rules-based and equally weights constituent companies exhibiting a discount of brand and intangible asset value to market cap and show operational efficiency. Created in 2018, the EQM Brand Value Index is designed to show that brands and intangible assets are key in identifying undervalued companies in the U.S. You cannot invest directly in an index.

The Reverse Cap Weighted U.S. Large Cap Index is a rules-based, reverse capitalization weighted index comprised of the 500 largest U.S.-listed companies as measured by their free-float market capitalization contained within the S&P 500 universe. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap spectrum, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Distributed by Quasar Distributors, LLC

Exponential ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2019 (Unaudited)

American Customer Satisfaction ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	20.2%
Utilities	13.5
Communication Services	12.9
Consumer Staples	12.5
Information Technology	11.7
Financials	11.6
Industrials	10.7
Health Care	5.1
Energy	0.6
Real Estate	0.6
Materials	0.5
Short-Term Investments	0.1
Other Assets in Excess of Liabilities+	0.0
Total	100.0%

+	Represents less than 0.05% of net assets.

Brand Value ETF
Percentage of
Sector	Net Assets
Consumer Staples♦	28.8%
Consumer Discretionary	24.6
Information Technology	16.0
Financials	10.9
Communication Services	6.3
Industrials	5.8
Health Care	3.6
Energy	2.0
Materials	1.9
Short-Term Investments	0.1
Other Assets in Excess of Liabilities+	0.0
Total	100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

+	Represents less the 0.05% of net assets.

Exponential ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2019 (Unaudited) (Continued)

Reverse Cap Weighted U.S. Large Cap ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	19.4%
Industrials	15.2
Financials	12.9
Information Technology	12.6
Health Care	9.5
Real Estate	7.2
Energy	6.0
Consumer Staples	5.8
Materials	5.6
Utilities	4.6
Communication Services	0.9
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.1
Total	100.0%

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 95.0%

	Communication Services – 12.9%
1,208	Alphabet, Inc. – Class C (a)	$1,417,358
594	Altice USA, Inc. – Class A	12,759
18,523	AT&T, Inc.	580,881
12,355	DISH Network Corporation – Class A (a)	391,530
8,758	Motorola Solutions, Inc.	1,229,798
30,681	New York Times Company – Class A	1,007,871
11,836	T-Mobile US, Inc. (a)	817,868
10,160	Verizon Communications, Inc.	600,761
129,520	Vonage Holdings Corporation (a)	1,300,381
		7,359,207

	Consumer Discretionary – 20.2%
102,416	Ascena Retail Group, Inc. (a)	110,609
65,043	Barnes & Noble, Inc.	353,184
15,436	Bed Bath & Beyond, Inc.	262,258
433	Chipotle Mexican Grill, Inc. (a)	307,564
2,468	Cracker Barrel Old Country Store, Inc.	398,853
3,456	Darden Restaurants, Inc.	419,800
3,392	Dillard’s, Inc. – Class A	244,292
899	Domino’s Pizza, Inc.	232,032
8,058	Etsy, Inc. (a)	541,659
3,861	Expedia Group, Inc.	459,459
42,166	Ford Motor Company	370,217
9,834	General Motors Company	364,841
61,803	Hanesbrands, Inc.	1,105,038
11,680	Hilton Worldwide Holdings, Inc.	970,725
3,244	Hyatt Hotels Corporation – Class A	235,417
3,315	Kohl’s Corporation	227,973
31,188	L Brands, Inc.	860,165
2,885	Marriott International, Inc. – Class A	360,885
14,202	Michaels Companies, Inc. (a)	162,187
4,663	Nordstrom, Inc.	206,944
924	O’Reilly Automotive, Inc. (a)	358,789
7,458	Papa John’s International, Inc.	394,901
14,580	Texas Roadhouse, Inc.	906,730
4,683	TJX Companies, Inc.	249,182
1,144	Ulta Beauty, Inc. (a)	398,947

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 95.0% (Continued)

	Consumer Discretionary – 20.2% (Continued)
11,431	V.F. Corporation	$993,468
313	Yum! Brands, Inc.	31,241
		11,527,360

	Consumer Staples – 12.5%
8,497	Clorox Company	1,363,429
4,603	Costco Wholesale Corporation	1,114,570
154	CVS Health Corporation	8,305
18,142	General Mills, Inc.	938,848
13,113	Hershey Company	1,505,766
45,715	Keurig Dr Pepper, Inc.	1,278,648
12,403	Kroger Company	305,114
5,107	PepsiCo, Inc.	625,863
110	Walmart, Inc.	10,728
		7,151,271

	Financials – 11.6%
7,801	BB&T Corporation	362,981
13,839	Capital One Financial Corporation	1,130,508
24,436	Charles Schwab Corporation	1,044,883
6,339	Citigroup, Inc.	394,413
7,292	JPMorgan Chase & Company	738,169
25,511	MetLife, Inc.	1,086,003
24,270	Regions Financial Corporation	343,420
19,982	SunTrust Banks, Inc.	1,183,934
7,562	US Bancorp	364,413
		6,648,724

	Health Care – 1.9%
3,966	Humana, Inc.	1,054,956

	Industrials – 10.7%
12,836	Alaska Air Group, Inc.	720,356
515	Allegiant Travel Company	66,677
1,932	American Airlines Group, Inc.	61,360
1,270	Delta Air Lines, Inc.	65,596
6,551	FedEx Corporation	1,188,417
47,452	JetBlue Airways Corporation (a)	776,315

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 95.0% (Continued)

	Industrials – 10.7% (Continued)
26,884	Southwest Airlines Company	$1,395,548
16,355	United Parcel Service, Inc. – Class B	1,827,508
		6,101,777

	Information Technology – 11.7%
1,110	Amazon.com, Inc. (a)	1,976,633
17,209	Apple, Inc.	3,268,850
20,288	HP, Inc.	394,196
2,974	Netflix, Inc. (a)	1,060,409
		6,700,088

	Utilities – 13.5%
2,871	Ameren Corporation	211,162
11,402	Atmos Energy Corporation	1,173,608
60,219	CenterPoint Energy, Inc.	1,848,723
8,121	Consolidated Edison, Inc.	688,742
8,647	Dominion Energy, Inc.	662,879
3,184	Edison International	197,153
1,077	NextEra Energy, Inc.	208,206
23,310	NiSource, Inc.	668,064
21,024	PPL Corporation	667,302
3,545	Sempra Energy	446,174
18,078	Southern Company	934,271
		7,706,284
	TOTAL COMMON STOCKS (Cost $50,631,839)	54,249,667

	EXCHANGE TRADED FUNDS – 4.9%

	Energy – 0.6%
2,335	Energy Select Sector SPDR Fund	154,390
4,263	iShares U.S. Energy ETF	153,596
		307,986
	Health Care – 3.2%
10,048	Health Care Select Sector SPDR Fund	921,904
4,748	iShares U.S. Healthcare ETF	920,067
		1,841,971

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	EXCHANGE TRADED FUNDS – 4.9% (Continued)

	Materials – 0.5%
1,671	iShares U.S. Basic Materials ETF	$152,763
2,776	Materials Select Sector SPDR Fund	154,068
		306,831
	Real Estate – 0.6%
1,872	iShares U.S. Real Estate ETF	162,939
4,566	Real Estate Select Sector SPDR Fund	165,381
		328,320
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,650,889)	2,785,108

	SHORT-TERM INVESTMENTS – 0.1%
68,554	First American Government Obligations Fund,
	Class X, 2.36%*	68,554
	TOTAL SHORT-TERM INVESTMENTS (Cost $68,554)	68,554
	TOTAL INVESTMENTS – 100.0% (Cost $53,351,282)	57,103,329
	Other Assets in Excess of Liabilities – 0.0%+	8,863
	NET ASSETS – 100.0%	$57,112,192

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2019.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.9%

	Communication Services – 6.3%
189	Alphabet, Inc. – Class C (a)	$221,756
7,080	AT&T, Inc.	222,029
4,168	Verizon Communications, Inc.	246,454
		690,239

	Consumer Discretionary – 24.6%
3,968	CBS Corporation – Class B	188,599
24,636	Ford Motor Company	216,304
7,759	Gap, Inc.	203,131
2,904	Hilton Worldwide Holdings, Inc.	241,351
1,084	Home Depot, Inc.	208,009
6,386	Macy’s, Inc.	153,455
1,754	Marriott International, Inc. – Class A	219,408
1,360	McDonald’s Corporation	258,264
2,762	NIKE, Inc. – Class B	232,588
1,806	Royal Caribbean Cruises, Ltd.	207,004
4,064	Starbucks Corporation	302,118
2,464	Walt Disney Company	273,578
		2,703,809

	Consumer Staples – 28.8%♦
5,589	Campbell Soup Company	213,109
1,475	Clorox Company	236,679
4,904	Coca-Cola Company	229,801
3,330	Colgate-Palmolive Company	228,238
1,600	Estee Lauder Companies, Inc. – Class A	264,880
4,747	General Mills, Inc.	245,657
2,157	Hershey Company	247,688
2,039	J.M. Smucker Company	237,544
3,026	Kellogg Company	173,632
3,987	Kraft Heinz Company	130,176
1,986	PepsiCo, Inc.	243,384
2,738	Procter & Gamble Company	284,889
3,272	Walgreens Boots Alliance, Inc.	207,019
2,327	Walmart, Inc.	226,952
		3,169,648

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.9% (Continued)

	Energy – 2.0%
2,747	Exxon Mobil Corporation	$221,958

	Financials – 10.9%
2,089	American Express Company	228,327
7,227	Bank of America Corporation	199,393
2,254	Capital One Financial Corporation	184,129
4,430	Charles Schwab Corporation	189,427
1,957	JPMorgan Chase & Company	198,107
4,639	Morgan Stanley	195,766
		1,195,149

	Health Care – 3.6%
3,643	Bristol-Myers Squibb Company	173,808
1,623	Johnson & Johnson	226,879
		400,687

	Information Technology – 16.0%
113	Amazon.com, Inc. (a)	201,225
1,009	Apple, Inc.	191,659
1,350	Facebook, Inc. – Class A (a)	225,031
9,067	HP, Inc.	176,172
4,806	Intel Corporation	258,082
1,559	International Business Machines Corporation	219,975
2,059	Microsoft Corporation	242,838
1,547	Visa, Inc. – Class A	241,626
		1,756,608

	Industrials – 5.8%
640	Boeing Company	244,109
1,145	General Dynamics Corporation	193,826
1,821	United Parcel Service, Inc. – Class B	203,478
		641,413

	Materials – 1.9%
481	Sherwin-Williams Company	207,172
	TOTAL COMMON STOCKS (Cost $10,763,762)	10,986,683

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.1%
10,524	First American Government Obligations Fund,
	Class X, 2.36%*	$10,524
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,524)	10,524
	TOTAL INVESTMENTS – 100.0% (Cost $10,774,286)	10,997,207
	Other Assets in Excess of Liabilities – 0.0%+	3,229
	NET ASSETS – 100.0%	$11,000,436

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by Fund Advisor.
(a)	Non-income producing security.
♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of March 31, 2019.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.7%

	Communication Services – 0.9%
48	AT&T, Inc.	$1,505
2,002	CenturyLink, Inc.	24,004
15	Charter Communications, Inc. – Class A (a)	5,204
1,242	DISH Network Corporation – Class A (a)	39,359
92	Motorola Solutions, Inc.	12,919
21	Verizon Communications, Inc.	1,242
		84,233

	Consumer Discretionary – 19.4%
175	Advance Auto Parts, Inc.	29,843
167	Aptiv plc	13,275
13	AutoZone, Inc. (a)	13,314
273	Best Buy Company, Inc.	19,399
2	Booking Holdings, Inc. (a)	3,490
956	BorgWarner, Inc.	36,720
996	Capri Holdings, Ltd. (a)	45,567
497	CarMax, Inc. (a)	34,691
235	Carnival Corporation	11,919
334	CBS Corporation – Class B	15,875
31	Chipotle Mexican Grill, Inc. (a)	22,020
49	Comcast Corporation – Class A	1,959
521	D.R. Horton, Inc.	21,559
202	Darden Restaurants, Inc.	24,537
476	Discovery, Inc. – Class A (a)	12,862
233	Discovery, Inc. – Class C (a)	5,923
79	Dollar General Corporation	9,425
116	Dollar Tree, Inc. (a)	12,185
169	Expedia Group, Inc.	20,111
709	Foot Locker, Inc.	42,965
1,043	Ford Motor Company	9,158
8	Fox Corporation – Class A (a)	281
17	Fox Corporation – Class B (a)	610
2,007	Gap, Inc.	52,543
348	Garmin, Ltd.	30,050
153	General Motors Company	5,676
176	Genuine Parts Company	19,717
2,253	H&R Block, Inc.	53,937

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Consumer Discretionary – 19.4% (Continued)
2,385	Hanesbrands, Inc.	$42,644
1,275	Harley-Davidson, Inc.	45,466
330	Hasbro, Inc.	28,057
145	Hilton Worldwide Holdings, Inc.	12,051
8	Home Depot, Inc.	1,535
1,516	Interpublic Group of Companies, Inc.	31,851
381	Kohl’s Corporation	26,201
1,884	L Brands, Inc.	51,961
1,121	Leggett & Platt, Inc.	47,329
443	Lennar Corporation – Class A	21,747
1,228	LKQ Corporation (a)	34,851
38	Lowe’s Companies, Inc.	4,160
1,759	Macy’s, Inc.	42,269
71	Marriott International, Inc. – Class A	8,881
3,977	Mattel, Inc. (a)	51,701
10	McDonald’s Corporation	1,899
806	MGM Resorts International	20,682
269	Mohawk Industries, Inc. (a)	33,934
3,110	Newell Brands, Inc.	47,707
851	News Corporation – Class A	10,586
2,543	News Corporation – Class B	31,762
37	NIKE, Inc. – Class B	3,116
1,319	Nordstrom, Inc.	58,537
438	Norwegian Cruise Line Holdings, Ltd. (a)	24,073
231	Omnicom Group, Inc.	16,861
28	O’Reilly Automotive, Inc. (a)	10,872
1,487	PulteGroup, Inc.	41,576
313	PVH Corporation	38,170
367	Ralph Lauren Corporation	47,592
99	Ross Stores, Inc.	9,217
124	Royal Caribbean Cruises, Ltd.	14,213
48	Starbucks Corporation	3,568
884	Tapestry, Inc.	28,721
96	Target Corporation	7,705
300	Tiffany & Company	31,665
91	TJX Companies, Inc.	4,842

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Consumer Discretionary – 19.4% (Continued)
293	Tractor Supply Company	$28,644
1,083	TripAdvisor, Inc. (a)	55,720
55	Ulta Beauty, Inc. (a)	19,180
831	Under Armour, Inc. – Class A (a)	17,567
1,026	Under Armour, Inc. – Class C (a)	19,361
125	V.F. Corporation	10,864
982	Viacom, Inc. – Class B	27,565
17	Walt Disney Company	1,931
241	Whirlpool Corporation	32,026
208	Wynn Resorts, Ltd.	24,818
102	Yum! Brands, Inc.	10,181
		1,755,470
	Consumer Staples – 5.8%
50	Altria Group, Inc.	2,871
287	Archer-Daniels-Midland Company	12,378
686	Brown-Forman Corporation – Class B	36,207
1,154	Campbell Soup Company	44,002
255	Church & Dwight Company, Inc.	18,164
85	Clorox Company	13,639
31	Coca-Cola Company	1,453
79	Colgate-Palmolive Company	5,415
1,176	Conagra Brands, Inc.	32,622
54	Constellation Brands, Inc. – Class A	9,468
13	Costco Wholesale Corporation	3,148
5,278	Coty, Inc. – Class A	60,697
79	CVS Health Corporation	4,260
55	Estee Lauder Companies, Inc. – Class A	9,105
220	General Mills, Inc.	11,385
168	Hershey Company	19,291
572	Hormel Foods Corporation	25,603
242	J.M. Smucker Company	28,193
386	Kellogg Company	22,149
61	Kimberly-Clark Corporation	7,558
450	Kraft Heinz Company	14,692
604	Kroger Company	14,858
402	Lamb Weston Holdings, Inc.	30,126

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Consumer Staples – 5.8% (Continued)
125	McCormick & Company, Inc.	$18,829
435	Molson Coors Brewing Company – Class B	25,948
92	Mondelez International, Inc. – Class A	4,593
201	Monster Beverage Corporation (a)	10,971
16	PepsiCo, Inc.	1,961
24	Philip Morris International, Inc.	2,121
13	Procter & Gamble Company	1,353
142	Sysco Corporation	9,480
249	Tyson Foods, Inc. – Class A	17,288
89	Walgreens Boots Alliance, Inc.	5,631
21	Walmart, Inc.	2,048
		527,507

	Energy – 6.0%
302	Anadarko Petroleum Corporation	13,735
755	Apache Corporation	26,168
849	Baker Hughes, a GE Company	23,534
1,121	Cabot Oil & Gas Corporation	29,258
10	Chevron Corporation	1,232
611	Cimarex Energy Company	42,709
142	Concho Resources, Inc.	15,756
60	ConocoPhillips	4,004
924	Devon Energy Corporation	29,161
205	Diamondback Energy, Inc.	20,814
67	EOG Resources, Inc.	6,377
12	Exxon Mobil Corporation	970
436	Halliburton Company	12,775
941	Helmerich & Payne, Inc.	52,282
375	Hess Corporation	22,586
769	HollyFrontier Corporation	37,889
382	Kinder Morgan, Inc.	7,644
1,334	Marathon Oil Corporation	22,291
120	Marathon Petroleum Corporation	7,182
1,124	National Oilwell Varco, Inc.	29,943
1,300	Noble Energy, Inc.	32,149
98	Occidental Petroleum Corporation	6,488
163	ONEOK, Inc.	11,384

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Energy – 6.0% (Continued)
81	Phillips 66	$7,709
101	Pioneer Natural Resources Company	15,380
122	Schlumberger, Ltd.	5,316
1,540	TechnipFMC plc	36,221
109	Valero Energy Corporation	9,246
328	Williams Companies, Inc.	9,420
		539,623

	Financials – 12.9%
515	Affiliated Managers Group, Inc.	55,162
164	Aflac, Inc.	8,200
100	Allstate Corporation	9,418
41	American Express Company	4,481
188	American International Group, Inc.	8,095
138	Ameriprise Financial, Inc.	17,678
46	Aon plc	7,852
260	Arthur J. Gallagher & Company	20,306
557	Assurant, Inc.	52,865
39	Bank of America Corporation	1,076
124	Bank of New York Mellon Corporation	6,253
154	BB&T Corporation	7,166
3	Berkshire Hathaway, Inc. – Class B (a)	603
14	BlackRock, Inc.	5,983
1,734	Brighthouse Financial, Inc. (a)	62,927
94	Capital One Financial Corporation	7,679
302	Cboe Global Markets, Inc.	28,823
130	Charles Schwab Corporation	5,559
39	Chubb, Ltd.	5,463
267	Cincinnati Financial Corporation	22,935
32	Citigroup, Inc.	1,991
519	Citizens Financial Group, Inc.	16,867
22	CME Group, Inc.	3,621
261	Comerica, Inc.	19,136
181	Discover Financial Services	12,880
533	E*TRADE Financial Corporation	24,747
152	Everest Re Group, Ltd.	32,826
626	Fifth Third Bancorp	15,788

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Financials – 12.9% (Continued)
169	First Republic Bank	$16,978
997	Franklin Resources, Inc.	33,041
23	Goldman Sachs Group, Inc.	4,416
348	Hartford Financial Services Group, Inc.	17,303
1,470	Huntington Bancshares, Inc.	18,640
97	Intercontinental Exchange, Inc.	7,386
2,095	Invesco, Ltd.	40,454
3,054	Jefferies Financial Group, Inc.	57,385
8	JPMorgan Chase & Company	810
1,019	KeyCorp	16,049
390	Lincoln National Corporation	22,893
480	Loews Corporation	23,006
75	M&T Bank Corporation	11,776
71	Marsh & McLennan Companies, Inc.	6,667
154	MetLife, Inc.	6,556
60	Moody’s Corporation	10,865
131	Morgan Stanley	5,528
103	MSCI, Inc.	20,481
347	Nasdaq, Inc.	30,359
165	Northern Trust Corporation	14,918
2,594	People’s United Financial, Inc.	42,645
40	PNC Financial Services Group, Inc.	4,906
448	Principal Financial Group, Inc.	22,485
96	Progressive Corporation	6,921
81	Prudential Financial, Inc.	7,442
353	Raymond James Financial, Inc.	28,385
1,186	Regions Financial Corporation	16,782
30	S&P Global, Inc.	6,316
165	State Street Corporation	10,859
163	SunTrust Banks, Inc.	9,658
97	SVB Financial Group (a)	21,569
445	Synchrony Financial	14,196
131	T. Rowe Price Group, Inc.	13,116
433	Torchmark Corporation	35,484
64	Travelers Companies, Inc.	8,778
1,035	Unum Group	35,014
74	US Bancorp	3,566

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Financials – 12.9% (Continued)
29	Wells Fargo & Company	$1,401
78	Willis Towers Watson plc	13,701
653	Zions Bancorporation	29,653
		1,164,768

	Health Care – 9.5%
29	Abbott Laboratories	2,318
30	AbbVie, Inc.	2,418
62	ABIOMED, Inc. (a)	17,707
151	Agilent Technologies, Inc.	12,137
79	Alexion Pharmaceuticals, Inc. (a)	10,679
75	Align Technology, Inc. (a)	21,325
42	Allergan plc	6,149
315	AmerisourceBergen Corporation	25,049
14	Amgen, Inc.	2,660
13	Anthem, Inc.	3,731
111	Baxter International, Inc.	9,025
16	Becton Dickinson and Company	3,996
16	Biogen, Inc. (a)	3,782
135	Boston Scientific Corporation (a)	5,181
62	Bristol-Myers Squibb Company	2,958
425	Cardinal Health, Inc.	20,464
62	Celgene Corporation (a)	5,849
218	Centene Corporation (a)	11,576
290	Cerner Corporation (a)	16,591
27	Cigna Corporation	4,342
72	Cooper Companies, Inc.	21,324
29	Danaher Corporation	3,829
895	DaVita, Inc. (a)	48,590
551	DENTSPLY SIRONA, Inc.	27,324
49	Edwards Lifesciences Corporation (a)	9,375
21	Eli Lilly & Company	2,725
57	Gilead Sciences, Inc.	3,706
69	HCA Healthcare, Inc.	8,996
498	Hologic, Inc. (a)	24,103
28	Humana, Inc.	7,448
83	IDEXX Laboratories, Inc. (a)	18,559

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Health Care – 9.5% (Continued)
23	Illumina, Inc. (a)	$7,146
241	Incyte Corporation (a)	20,728
9	Intuitive Surgical, Inc. (a)	5,135
97	IQVIA Holdings, Inc. (a)	13,954
4	Johnson & Johnson	559
137	Laboratory Corporation of America Holdings (a)	20,958
111	McKesson Corporation	12,994
23	Medtronic plc	2,095
19	Merck & Company, Inc.	1,580
25	Mettler-Toledo International, Inc. (a)	18,075
790	Mylan NV (a)	22,389
1,342	Nektar Therapeutics (a)	45,091
309	PerkinElmer, Inc.	29,775
1,067	Perrigo Company plc	51,387
27	Pfizer, Inc.	1,147
302	Quest Diagnostics, Inc.	27,156
22	Regeneron Pharmaceuticals, Inc. (a)	9,034
197	ResMed, Inc.	20,482
552	Henry Schein, Inc. (a)	33,181
27	Stryker Corporation	5,333
76	Teleflex, Inc.	22,964
11	Thermo Fisher Scientific, Inc.	3,011
3	UnitedHealth Group, Inc.	742
208	Universal Health Services, Inc. – Class B	27,824
180	Varian Medical Systems, Inc. (a)	25,510
36	Vertex Pharmaceuticals, Inc. (a)	6,622
72	Waters Corporation (a)	18,123
102	WellCare Health Plans, Inc. (a)	27,514
95	Zimmer Biomet Holdings, Inc.	12,132
71	Zoetis, Inc.	7,148
		863,705

	Industrials – 15.2%
13	3M Company	2,701
788	A.O. Smith Corporation	42,016
753	Alaska Air Group, Inc.	42,258
395	Allegion plc	35,830

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Industrials – 15.2% (Continued)
708	American Airlines Group, Inc.	$22,486
206	AMETEK, Inc.	17,092
1,949	Arconic, Inc.	37,245
3	Boeing Company	1,144
274	C.H. Robinson Worldwide, Inc.	23,835
30	Caterpillar, Inc.	4,065
84	Cintas Corporation	16,977
422	Copart, Inc. (a)	25,569
72	CSX Corporation	5,387
84	Cummins, Inc.	13,261
37	Deere & Company	5,914
186	Delta Air Lines, Inc.	9,607
250	Dover Corporation	23,450
109	Eaton Corporation plc	8,781
107	Emerson Electric Company	7,326
204	Equifax, Inc.	24,174
303	Expeditors International of Washington, Inc.	22,998
268	Fastenal Company	17,235
35	FedEx Corporation	6,349
1,194	Flowserve Corporation	53,897
1,548	Fluor Corporation	56,966
152	Fortive Corporation	12,751
962	Fortune Brands Home & Security, Inc.	45,801
34	General Dynamics Corporation	5,756
362	General Electric Company	3,616
18	Honeywell International, Inc.	2,860
174	Huntington Ingalls Industries, Inc.	36,053
287	IHS Markit, Ltd. (a)	15,607
48	Illinois Tool Works, Inc.	6,889
110	Ingersoll-Rand plc	11,875
476	Jacobs Engineering Group, Inc.	35,790
321	J.B. Hunt Transport Services, Inc.	32,514
246	Johnson Controls International plc	9,087
231	Kansas City Southern	26,792
84	L3 Technologies, Inc.	17,335
14	Lockheed Martin Corporation	4,202
636	Masco Corporation	25,001

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Industrials – 15.2% (Continued)
1,200	Nielsen Holdings plc	$28,404
35	Norfolk Southern Corporation	6,541
22	Northrop Grumman Corporation	5,931
184	PACCAR, Inc.	12,538
78	Parker-Hannifin Corporation	13,386
1,055	Pentair plc	46,958
1,648	Quanta Services, Inc.	62,196
32	Raytheon Company	5,827
222	Republic Services, Inc.	17,844
1	Resideo Technologies, Inc. (a)	19
579	Robert Half International, Inc.	37,728
80	Rockwell Automation, Inc.	14,037
1,216	Rollins, Inc.	50,610
29	Roper Technologies, Inc.	9,917
209	Snap-on, Inc.	32,713
216	Southwest Airlines Company	11,213
114	Stanley Black & Decker, Inc.	15,523
472	Textron, Inc.	23,912
33	TransDigm Group, Inc. (a)	14,982
15	Union Pacific Corporation	2,508
190	United Continental Holdings, Inc. (a)	15,158
34	United Parcel Service, Inc. – Class B	3,799
239	United Rentals, Inc. (a)	27,306
24	United Technologies Corporation	3,093
111	Verisk Analytics, Inc.	14,763
75	W.W. Grainger, Inc.	22,570
440	Wabtec Corporation	32,437
76	Waste Management, Inc.	7,897
285	Xylem, Inc.	22,526
		1,380,828

	Information Technology – 12.6%
18	Accenture plc – Class A	3,168
172	Activision Blizzard, Inc.	7,831
10	Adobe, Inc. (a)	2,665
677	Advanced Micro Devices, Inc. (a)	17,277
358	Akamai Technologies, Inc. (a)	25,672
227	Alliance Data Systems Corporation	39,721

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Information Technology – 12.6% (Continued)
112	Amphenol Corporation – Class A	$10,577
72	Analog Devices, Inc.	7,579
111	ANSYS, Inc. (a)	20,281
1	Apple, Inc.	190
214	Applied Materials, Inc.	8,487
73	Arista Networks, Inc. (a)	22,956
59	Autodesk, Inc. (a)	9,193
30	Automatic Data Processing, Inc.	4,792
9	Broadcom, Inc.	2,706
256	Broadridge Financial Solutions, Inc.	26,545
294	Cadence Design Systems, Inc. (a)	18,672
25	Cisco Systems, Inc.	1,350
231	Citrix Systems, Inc.	23,021
99	Cognizant Technology Solutions Corporation – Class A	7,173
322	Corning, Inc.	10,658
261	DXC Technology Company	16,785
261	eBay, Inc.	9,694
100	Electronic Arts, Inc. (a)	10,163
194	F5 Networks, Inc. (a)	30,444
4	Facebook, Inc. – Class A (a)	667
81	Fidelity National Information Services, Inc.	9,161
103	Fiserv, Inc. (a)	9,093
65	FleetCor Technologies, Inc. (a)	16,028
871	FLIR Systems, Inc.	41,442
307	Fortinet, Inc. (a)	25,779
162	Gartner, Inc. (a)	24,572
109	Global Payments, Inc.	14,881
93	Harris Corporation	14,853
860	Hewlett Packard Enterprise Company	13,270
530	HP, Inc.	10,298
24	Intel Corporation	1,289
19	International Business Machines Corporation	2,681
18	Intuit, Inc.	4,705
372	IPG Photonics Corporation (a)	56,462
218	Jack Henry & Associates, Inc.	30,245
1,256	Juniper Networks, Inc.	33,246
219	Keysight Technologies, Inc. (a)	19,097

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Information Technology – 12.6% (Continued)
135	KLA-Tencor Corporation	$16,120
66	Lam Research Corporation	11,815
5	Mastercard, Inc. – Class A	1,177
386	Maxim Integrated Products, Inc.	20,524
168	Microchip Technology, Inc.	13,937
173	Micron Technology, Inc. (a)	7,150
1	Microsoft Corporation	118
294	NetApp, Inc.	20,386
5	Netflix, Inc. (a)	1,783
21	NVIDIA Corporation	3,771
41	Oracle Corporation	2,202
156	Paychex, Inc.	12,511
27	PayPal Holdings, Inc. (a)	2,804
501	Qorvo, Inc. (a)	35,937
83	QUALCOMM, Inc.	4,733
51	Red Hat, Inc. (a)	9,318
16	salesforce.com, Inc. (a)	2,534
527	Seagate Technology plc	25,238
258	Skyworks Solutions, Inc.	21,280
938	Symantec Corporation	21,565
181	Synopsys, Inc. (a)	20,842
336	Take-Two Interactive Software, Inc. (a)	31,708
129	TE Connectivity, Ltd.	10,417
29	Texas Instruments, Inc.	3,076
205	Total System Services, Inc.	19,477
439	Twitter, Inc. (a)	14,434
88	VeriSign, Inc. (a)	15,977
8	Visa, Inc. – Class A	1,250
442	Western Digital Corporation	21,243
2,058	Western Union Company	38,011
1,572	Xerox Corporation	50,272
81	Xilinx, Inc.	10,270
		1,137,249

	Materials – 5.6%
40	Air Products & Chemicals, Inc.	7,638
393	Albemarle Corporation	32,218

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Materials – 5.6% (Continued)
293	Avery Dennison Corporation	$33,109
286	Ball Corporation	16,548
226	Celanese Corporation	22,286
792	CF Industries Holdings, Inc.	32,377
44	DowDuPont, Inc.	2,346
331	Eastman Chemical Company	25,116
40	Ecolab, Inc.	7,062
357	FMC Corporation	27,425
1,359	Freeport-McMoRan, Inc.	17,518
181	International Flavors & Fragrances, Inc.	23,311
345	International Paper Company	15,963
19	Linde plc	3,343
125	LyondellBasell Industries NV – Class A	10,510
120	Martin Marietta Materials, Inc.	24,142
1,036	Mosaic Company	28,293
478	Newmont Mining Corporation	17,098
284	Nucor Corporation	16,571
323	Packaging Corporation of America	32,100
103	PPG Industries, Inc.	11,626
920	Sealed Air Corporation	42,375
21	Sherwin-Williams Company	9,045
171	Vulcan Materials Company	20,246
795	WestRock Company	30,488
		508,754

	Real Estate – 7.2%
135	Alexandria Real Estate Equities, Inc.	19,246
21	American Tower Corporation	4,138
806	Apartment Investment &
	Management Company – Class A	40,540
54	AvalonBay Communities, Inc.	10,839
108	Boston Properties, Inc.	14,459
370	CBRE Group, Inc. – Class A (a)	18,296
48	Crown Castle International Corporation	6,144
110	Digital Realty Trust, Inc.	13,090
900	Duke Realty Corporation	27,522
19	Equinix, Inc.	8,610

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Real Estate – 7.2% (Continued)
144	Equity Residential	$10,846
56	Essex Property Trust, Inc.	16,198
241	Extra Space Storage, Inc.	24,560
224	Federal Realty Investment Trust	30,879
656	HCP, Inc.	20,533
1,047	Host Hotels & Resorts, Inc.	19,788
834	Iron Mountain, Inc .	29,574
2,282	Kimco Realty Corporation	42,217
1,544	Macerich Company	66,932
228	Mid-America Apartment Communities, Inc.	24,927
94	Prologis, Inc.	6,763
43	Public Storage	9,365
195	Realty Income Corporation	14,344
424	Regency Centers Corporation	28,616
77	SBA Communications Corporation (a)	15,374
29	Simon Property Group, Inc.	5,284
423	SL Green Realty Corporation	38,036
520	UDR, Inc.	23,639
211	Ventas, Inc.	13,464
357	Vornado Realty Trust	24,076
133	Welltower, Inc.	10,321
635	Weyerhaeuser Company	16,726
		655,346

	Utilities – 4.6%
1,393	AES Corporation	25,185
572	Alliant Energy Corporation	26,958
230	Ameren Corporation	16,916
88	American Electric Power Company, Inc.	7,370
152	American Water Works Company, Inc.	15,848
246	Atmos Energy Corporation	25,321
640	CenterPoint Energy, Inc.	19,648
341	CMS Energy Corporation	18,939
128	Consolidated Edison, Inc.	10,856
64	Dominion Energy, Inc.	4,906
105	DTE Energy Company	13,098
49	Duke Energy Corporation	4,410

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Utilities – 4.6% (Continued)
230	Edison International	$14,242
179	Entergy Corporation	17,118
358	Evergy, Inc.	20,782
188	Eversource Energy	13,339
126	Exelon Corporation	6,316
344	FirstEnergy Corporation	14,314
18	NextEra Energy, Inc.	3,480
1,031	NiSource, Inc.	29,548
575	NRG Energy, Inc.	24,426
298	Pinnacle West Capital Corporation	28,483
393	PPL Corporation	12,474
165	Public Service Enterprise Group, Inc.	9,803
70	Sempra Energy	8,810
108	Southern Company	5,581
155	WEC Energy Group, Inc.	12,257
182	Xcel Energy, Inc.	10,230
		420,658
	TOTAL COMMON STOCKS (Cost $9,156,679)	9,038,141

	SHORT-TERM INVESTMENTS – 0.2%
15,868	First American Government Obligations Fund,
	Class X, 2.36%*	15,868
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,868)	15,868
	TOTAL INVESTMENTS – 99.9% (Cost $9,172,547)	9,054,009
	Other Assets in Excess of Liabilities – 0.1%	10,032
	NET ASSETS – 100.0%	$9,064,041

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2019 (Unaudited)

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
ASSETS
Investments in
securities, at value*	$57,103,329	$10,997,207	$9,054,009
Dividends and interest receivable	40,154	8,949	12,290
Total assets	$57,143,483	$11,006,156	$9,066,299

LIABILITIES
Management fees payable	31,291	5,720	2,258
Total liabilities	31,291	5,720	2,258

NET ASSETS	$57,112,192	$11,000,436	$9,064,041

Net assets consist of:
Paid-in capital	$52,704,380	$10,982,462	$9,100,077
Total distributable earnings
(accumulated deficit)	4,407,812	17,974	(36,036)
Net assets	$57,112,192	$11,000,436	$9,064,041

Net asset value:
Net assets	$57,112,192	$11,000,436	$9,064,041
Shares outstanding^	1,750,000	700,000	550,000
Net asset value, offering and
redemption price per share	$32.64	$15.71	$16.48

* Identified Cost:
Investment in securities	$53,351,282	$10,774,286	$9,172,547

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF OPERATIONS
For the Six-Months Ended March 31, 2019 (Unaudited)

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
INCOME
Dividends	$621,304	$93,803	$85,849
Interest	921	110	150
Total investment income	622,225	93,913	85,999

EXPENSES
Management fees	177,232	23,731	11,914
Total expenses	177,232	23,731	11,914
Net investment
income (loss)	444,993	70,182	74,085

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
on investments	1,086,007	(24,391)	88,277
Change in unrealized appreciation
(depreciation) on investments	(3,030,563)	63,448	(73,665)
Net realized and unrealized
gain (loss) on investments	(1,944,556)	39,057	14,612
Net increase (decrease)
in net assets resulting
from operations	$(1,499,563)	$109,239	$88,697

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
OPERATIONS
Net investment income (loss)	$444,993	$696,954
Net realized gain (loss) on investments	1,086,007	2,580,370
Change in unrealized appreciation
(depreciation) of investments	(3,030,563)	5,069,531
Net increase (decrease) in net assets
resulting from operations	(1,499,563)	8,346,855

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(778,066)	(554,908)
Total distributions to shareholders	(778,066)	(554,908)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,229,243	21,207,600
Transaction fees (Note 6)	—	27
Payments for shares redeemed	(12,687,008)	(12,000,775)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	1,542,235	9,206,852
Net increase (decrease) in net assets	$(735,394)	$16,998,799

NET ASSETS
Beginning of period/year	$57,847,586	$40,848,787
End of period/year	$57,112,192	$57,847,586

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
	Shares	Shares
Subscriptions	450,000	675,000
Redemptions	(400,000)	(375,000)
Net increase (decrease)	50,000	300,000

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
OPERATIONS
Net investment income (loss)	$70,182	$88,663
Net realized gain (loss) on investments	(24,391)	82,533
Change in unrealized appreciation
(depreciation) on investments	63,448	156,711
Net increase (decrease) in net assets
resulting from operations	109,239	327,907

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(104,439)	(19,062)
Total distributions to shareholders	(104,439)	(19,062)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,289,045	6,281,480
Payments for shares redeemed	—	(2,388,130)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	5,289,045	3,893,350
Net increase (decrease) in net assets	$5,293,845	$4,202,195

NET ASSETS
Beginning of period/year	$5,706,591	$1,504,396
End of period/year	$11,000,436	$5,706,591

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	March 31, 2019	Year End
	(Unaudited)	September 30, 2018
	Shares	Shares
Subscriptions	350,000	400,000
Redemptions	—	(150,000)
Net increase (decrease)	350,000	250,000

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018*
OPERATIONS
Net investment income (loss)	$74,085	$54,293
Net realized gain (loss) on investments	88,277	393,018
Change in unrealized appreciation
(depreciation) on investments	(73,665)	(44,873)
Net increase (decrease) in net assets
resulting from operations	88,697	402,438

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(88,215)	(5,149)
Total distributions to shareholders	(88,215)	(5,149)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,496,210	8,772,570
Payments for shares redeemed	(2,334,525)	(3,267,985)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	3,161,685	5,504,585
Net increase (decrease) in net assets	$3,162,167	$5,901,874

NET ASSETS
Beginning of period	$5,901,874	$—
End of period	$9,064,041	$5,901,874

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018*
	Shares	Shares
Subscriptions	350,000	550,000
Redemptions	(150,000)	(200,000)
Net increase (decrease)	200,000	350,000

*	Fund commenced operations on October 31, 2017. The information presented is for the period from October 31, 2017 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months
	Ended
	March 31,		Year Ended	Period Ended
	2019		September 30,	September 30,
	(Unaudited)		2018	2017(1)
Net asset value,
beginning of period/year	$34.03		$29.18	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.26		0.45	0.40
Net realized and unrealized
gain (loss) on investments	(1.19)		4.77	3.83
Total from investment operations	(0.93)		5.22	4.23

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.46)		(0.37)	(0.05)
Total distributions	(0.46)		(0.37)	(0.05)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		0.00 (6)	—

Net asset value, end of period/year	$32.64		$34.03	$29.18

Total return	-2.56	%(3)	18.02%	16.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of
period/year (000’s)	$57,112		$57,848	$40,849

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)	0.65%	0.65	%(4)
Net investment income (loss)
to average net assets	1.63	%(4)	1.41%	1.56	%(4)

Portfolio turnover rate(5)	22	%(3)	72%	38	%(3)

(1)	Commencement of operations on October 31, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months
	Ended
	March 31,		Year Ended	Period Ended
	2019		September 30,	September 30,
	(Unaudited)		2018	2017(1)
Net asset value,
beginning of period/year	$16.30		$15.04	$15.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.15		0.40	0.07
Net realized and unrealized
gain (loss) on investments	(0.48	)(6)	0.99	(0.04)
Total from investment operations	(0.33)		1.39	0.03

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.26)		(0.13)	—
Total distributions	(0.26)		(0.13)	—

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		—	0.01

Net asset value, end of period/year	$15.71		$16.30	$15.04

Total return	-1.83	%(3)	9.25%	0.29	%(3)

SUPPLEMENTAL DATA:
Net assets at end of
period/year (000’s)	$11,000		$5,707	$1,504

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)	0.65%	0.65	%(4)
Net investment income (loss)
to average net assets	1.92	(4)	2.55	1.54	%(4)

Portfolio turnover rate(5)	2	%(3)	86%	77	%(3)

(1)	Commencement of operations on June 12, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	March 31, 2019		Period Ended
	(Unaudited)		September 30, 2018(1)
Net asset value,
beginning of period	$16.86		$15.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.14		0.25
Net realized and unrealized
gain (loss) on investments	(0.36	)(6)	1.66
Total from investment operations	(0.22)		1.91

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution from:
Net investments income	(0.16)		(0.05)
Total distributions	(0.16)		(0.05)
Net asset value, end of period	$16.48		$16.86

Total return	-1.15	%(3)	12.78	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$9,064		$5,902

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.294	%(4)	0.294	%(4)
Net investment income (loss)
to average net assets	1.83	%(4)	1.66	%(4)

Portfolio turnover rate (5)	18	%(3)	36	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

American Customer Satisfaction ETF, Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the American Customer Satisfaction ETF is to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index. The investment objective of the Brand Value ETF is to track the performance, before fees and expenses, of the EQM Brand Value Index. The investment objective of the Reverse Cap Weighted U.S. Large Cap ETF is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. American Customer Satisfaction ETF commenced operations on October 31, 2016, Brand Value ETF commenced operations on June 12, 2017, and Reverse Cap Weighted U.S. Large Cap ETF commenced operations on October 31, 2017.

The end of the reporting period for the Funds is March 31, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended March 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principals generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the reporting period:

American Customer Satisfaction ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$54,249,667	$—	$—	$54,249,667
Exchange Traded Funds	2,785,108	—	—	2,785,108
Short-Term Investments	68,554	—	—	68,554
Total Investments
in Securities	$57,103,329	$—	$—	$57,103,329

^ See Schedule of Investments for breakout of investments by sector classification.

Brand Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,986,683	$—	$—	$10,986,683
Short-Term Investments	10,524	—	—	10,524
Total Investments
in Securities	$10,997,207	$—	$—	$10,997,207

^ See Schedule of Investments for breakout of investments by sector classification.

Reverse Cap Weighted U.S. Large Cap ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,038,141	$—	$—	$9,038,141
Short-Term Investments	15,868	—	—	15,868
Total Investments
in Securities	$9,054,009	$—	$—	$9,054,009

^ See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Funds did not recognize any transfers from Level 3.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distribution to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year/period ended September 30, 2018, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
American Customer Satisfaction ETF	(3,098,508)	3,098,508
Brand Value ETF	(299,042)	299,042
Reverse Cap Weighted U.S. Large Cap ETF	(433,807)	433,807

During the year/period ended September 30, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds father than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

American Customer Satisfaction ETF	$3,098,508
Brand Value ETF	$299,042
Reverse Cap Weighted U.S. Large Cap ETF	$433,807

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in each Funds’ financial statements.

J.
New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CSat Investments Advisory, L.P. d/b/a Exponential ETFs (the “Advisor”), serves as the investment advisor to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the American Customer Satisfaction ETF and Brand Value ETF, the Funds pay the Advisor 0.65% and Reverse Cap Weighted U.S. Large Cap ETF pays the Advisor 0.294% at an annual rate based on each Funds’ average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions, were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$11,937,197	$12,235,044
Brand Value ETF	$140,222	$141,922
Reverse Cap Weighted U.S. Large Cap ETF	$1,589,636	$1,456,292

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Creations	Redemptions
American Customer Satisfaction ETF	$14,118,616	$12,609,725
Brand Value ETF	$5,254,564	$—
Reverse Cap Weighted U.S. Large Cap ETF	$5,337,041	$2,321,841

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
Tax cost of investments	$51,632,686	$5,589,808	$5,984,168
Gross tax unrealized appreciation	$8,326,418	$273,271	$221,045
Gross tax unrealized depreciation	(2,137,296)	(157,491)	(306,467)
Total unrealized
appreciation (depreciation)	6,189,122	115,780	(85,422)
Undistributed ordinary income	574,978	76,528	49,144
Undistributed long term
capital gains	—	—	—
Total accumulated gain (loss)	574,978	76,528	49,144
Other accumulated gain (loss)	(78,659)	(179,134)	(240)
Distributable earnings
(accumulated deficit)	$6,685,441	$13,174	$(36,518)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

As of September 30, 2018, the Funds deferred, on a tax basis, no post-October or late-year ordinary losses.

As of September 30, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term
American Customer Satisfaction ETF	$67,154	$11,505
Brand Value ETF	$178,905	$229
Reverse Cap Weighted U.S. Large Cap ETF	$240	$—

These amounts do not have an expiration date.

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2018 were as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$554,908	$—
Brand Value ETF	$19,062	$—
Reverse Cap Weighted U.S. Large Cap ETF	$5,149	$—

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2017 were as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$21,981	$—
Brand Value ETF	$—	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF are listed and trade on Cboe Global Markets, Inc. (“Cboe”) and shares of Brand Value ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares for American Customer Satisfaction ETF and 50,000 shares for Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for American Customer Satisfaction ETF and Brand Value ETF is $250 and for Reverse Cap Weighted U.S. Large Cap ETF is $500, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the current fiscal period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Funds have equal rights and privileges.

NOTE 7 – BENEFICAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company act of 1940. As of the end of the reporting period, a shareholder holds more than 25% of the total outstanding shares of American Customer Satisfaction ETF.

NOTE 8 – PRINCIPAL RISKS

Sector Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 4, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between CSat Investment Advisory, L.P., doing business as Exponential ETFs (the “Adviser”), and the Trust, on behalf of the American Customer Satisfaction ETF (“ACSI”) and Brand Value ETF (“BVAL”) (together, the “Funds”, and each, a “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale have been or are expected to be realized as each Fund grows and whether the advisory fee for each Fund reflects these economies of scale for the benefit of such Fund; and (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Additionally, a representative from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel, other clients, and financial information. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding each Fund’s performance as of June 30, 3018 in the Materials. The Board considered that, because each Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees and expenses.

The Board noted that, for the one-year and since inception periods ended June 30, 2018, ACSI had performed generally in line with the performance of its underlying index, before fees and expenses.

The Board noted that, for the one-year and since inception periods ended June 30, 2018, BVAL had slightly underperformed relative to its underlying index, before fees and expenses, which was as expected given the costs incurred in the transition from the previous index to the current index.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratios for each Fund and compared them to the universe of U.S. Consumer Cyclical ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the expense ratios for the Funds were significantly above the median of the Category Peer Group and among the highest of the expense ratios for funds in the Category Peer Group. The Board further noted that many of the funds in the Category Peer Group were passively-managed and tracked an index constructed solely based on the sector or industry assigned to a company by a third-party, whereas each Fund’s underlying index relied on a more sophisticated proprietary methodology for selecting its constituents.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning a Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with each Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Exponential ETFs

EXPENSE EXAMPLES
For the Six-Months Ended March 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Exponential ETFs

EXPENSE EXAMPLES
For the Six-Months Ended March 31, 2019 (Unaudited) (Continued)

American Customer Satisfaction ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2018	March 31, 2019	During the Period(1)
Actual	$1,000.00	$ 974.40	$3.20
Hypothetical (5% annual	$1,000.00	$1,021.69	$3.28
return before expenses)

Brand Value ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2018	March 31, 2019	During the Period(1)
Actual	$1,000.00	$ 981.70	$3.21
Hypothetical (5% annual	$1,000.00	$1,021.69	$3.28
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 182/365, to reflect one-half year period.

Reverse Cap Weighted U.S. Large Cap ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2018	March 31, 2019	During the Period(2)
Actual	$1,000.00	$ 988.50	$1.46
Hypothetical (5% annual	$1,000.00	$1,023.47	$1.48
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.294%, multiplied by the average account value during the period, multiplied by 182/365, to reflect one-half year period.

Exponential ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended September 30, 2018, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

American Customer Satisfaction ETF	86.92%
Brand Value ETF	63.66%
Reverse Cap Weighted U.S. Large Cap ETF	94.64%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended September 30, 2018 was as follows:

American Customer Satisfaction ETF	86.00%
Brand Value ETF	63.66%
Reverse Cap Weighted U.S. Large Cap ETF	94.33%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

American Customer Satisfaction ETF	0.00%
Brand Value ETF	0.00%
Reverse Cap Weighted U.S. Large Cap ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their respective websites at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com daily.

Exponential ETFs

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on each Fund’s website at www.acsietf.com,  www.brandvalueetf.com and www.reverseetf.com.

(This Page Intentionally Left Blank.)

Advisor
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

American Customer Satisfaction ETF Index Provider
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Brand Value ETF Index Provider
Brandometry, LLC
395 5th Avenue, 8th Floor
New York, New York 10016

Reverse Cap Weighted U.S. Large Cap ETF Index Provider
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

American Customer Satisfaction ETF
Symbol – ACSI
CUSIP – 26922A776

Brand Value ETF
Symbol – BVAL
CUSIP – 26922A693

Reverse Cap Weighted U.S. Large Cap ETF
Symbol – RVRS
CUSIP – 226922A685

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no charge in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    June 6, 2019

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    June 6, 2019